INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits at the beginning of the year	$ 2,985	$ 2,664	$ 2,114
Additions from tax positions taken in the current year	253	330	484
Additions from tax positions taken in prior years	0	0	66
Reductions from tax positions taken in prior years	(355)	(9)	0
Gross unrecognized tax benefits at end of the year	$ 2,883	$ 2,985	$ 2,664